Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 93.38%
FAR EAST — 63.58%
China — 25.42%
AIA Group Ltd.	1,329,833	$15,298,940
Airtac International Group	354,715	11,035,890
Alibaba Group Holding Ltd. *	1,072,793	19,861,626
Aluminum Corp. of China Ltd. - H *	20,315,039	15,089,645
Baidu, Inc. - A *	755,468	14,526,580
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - A	1,334,751	9,102,525
BYD Co. Ltd. - H	771,347	23,975,320
China Merchants Bank Co. Ltd. - H	2,889,503	22,995,092
China Resources Beer Holdings Co. Ltd.	777,569	5,750,932
Contemporary Amperex Technology Co. Ltd. - A	448,092	36,303,887
East Money Information Co. Ltd. - A	6,349,315	33,570,971
Fuyao Glass Industry Group Co. Ltd. - H [1]	2,029,010	10,792,220
Hong Kong Exchanges & Clearing Ltd.	180,962	11,120,208
I-Mab - SP ADR 2,*	185,832	13,470,962
JD.com, Inc. - ADR 2,*	682,318	49,290,652
Kweichow Moutai Co. Ltd. - A	53,594	15,127,366
Li Ning Co. Ltd.	1,176,205	13,556,634
LONGi Green Energy Technology Co. Ltd. - A	937,399	11,915,663
NARI Technology Co. Ltd. - A	3,574,525	19,742,192
Shenzhou International Group Holdings Ltd.	696,000	14,771,536
Silergy Corp.	125,868	18,307,950
Sungrow Power Supply Co. Ltd. - A	936,678	21,288,207
Sunny Optical Technology Group Co. Ltd.	848,138	22,208,400
Techtronic Industries Co. Ltd.	1,180,782	23,334,095
Tencent Holdings Ltd.	2,062,112	123,105,526
WuXi AppTec Co. Ltd. - H [1]	427,266	9,946,679
Wuxi Biologics Cayman, Inc. 1,*	671,827	10,897,233
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A	492,763	28,778,282
		625,165,213
India — 16.33%
Apollo Hospitals Enterprise Ltd.	494,947	29,786,452
Ashok Leyland Ltd.	10,070,529	18,045,867
Asian Paints Ltd.	358,181	15,613,426
Clean Science & Technology Ltd. *	256,215	7,066,602
	Shares, Principal Amount, or Number of Contracts	Value
Havells India Ltd.	844,167	$15,517,999
HDFC Bank Ltd. - ADR [2]	420,914	30,764,604
Hindalco Industries Ltd.	3,361,768	22,004,749
Hindustan Unilever Ltd.	230,345	8,375,853
Housing Development Finance Corp. Ltd.	927,549	34,280,262
ICICI Bank Ltd. - SP ADR [2]	3,339,130	63,009,383
Indraprastha Gas Ltd.	1,422,673	10,185,594
Power Grid Corp. of India Ltd.	7,341,571	18,719,344
Reliance Industries Ltd.	1,399,455	47,364,291
SBI Cards & Payment Services Ltd. *	1,485,263	20,484,531
Tata Consultancy Services Ltd.	747,970	37,905,818
Titan Co. Ltd.	775,931	22,519,845
		401,644,620
Taiwan — 8.66%
Chailease Holding Co. Ltd.	2,948,179	25,891,197
Delta Electronics, Inc.	2,810,657	25,183,976
Merida Industry Co. Ltd.	1,080,893	11,298,093
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [2]	1,349,222	150,640,636
		213,013,902
South Korea — 8.42%
Kakao Corp.	114,610	11,271,680
KakaoBank Corp. *	85,149	4,919,081
KB Financial Group, Inc.	212,730	9,893,547
Kia Corp.	246,477	16,646,204
Macquarie Korea Infrastructure Fund	1,000,206	10,809,298
NAVER Corp.	33,248	10,787,878
Samsung Electronics Co. Ltd.	1,853,323	114,896,020
SK IE Technology Co. Ltd. 1,*	70,621	13,390,168
SK Innovation Co. Ltd. *	66,134	14,560,097
		207,173,973
Indonesia — 1.88%
Bank Central Asia Tbk PT	13,080,460	31,860,309
Bank Jago Tbk PT *	13,808,555	14,526,858
		46,387,167
Singapore — 1.32%
Sea Ltd. - ADR 2,*	102,123	32,549,664
Malaysia — 0.52%
Lynas Rare Earths Ltd. *	2,684,349	12,702,724
Turkey — 0.43%
Tofas Turk Otomobil Fabrikasi A/S	1,795,128	10,508,291
Vietnam — 0.41%
Masan Group Corp.	1,597,900	9,999,066

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Philippines — 0.19%
International Container Terminal Services, Inc.	1,240,557	$4,738,178
Total FAR EAST (Cost $1,127,092,846)		1,563,882,798
EUROPE — 11.38%
Russia — 6.10%
Alrosa PJSC [2]	8,053,016	14,717,485
LUKOIL PJSC - SP ADR [2]	458,469	43,542,804
Polyus PJSC [2]	92,435	15,188,880
Sberbank of Russia PJSC - SP ADR [2]	2,493,344	46,484,777
Yandex NV - A 2,*	376,791	30,026,475
		149,960,421
Netherlands — 1.63%
ASML Holding NV	31,700	23,681,754
Heineken NV	157,005	16,387,374
		40,069,128
Hungary — 1.44%
OTP Bank NYRT *	604,330	35,361,224
France — 0.93%
L'Oreal SA	55,111	22,805,155
Denmark — 0.50%
Vestas Wind Systems A/S	305,342	12,249,732
Germany — 0.42%
Infineon Technologies AG	256,109	10,474,400
Greece — 0.36%
OPAP SA	578,534	8,950,418
Total EUROPE (Cost $233,655,885)		279,870,478
NORTH AMERICA — 11.32%
United States — 7.73%
Ball Corp.	225,246	20,265,383
EPAM System, Inc. *	50,243	28,662,627
Freshworks, Inc. - A *	372,399	15,897,713
Liberty Media Corp.-Liberty Formula One - C *	446,115	22,934,772
MELI Kaszek Pioneer Corp. - A *	276,681	3,057,325
NVIDIA Corp.	95,391	19,761,200
Snap, Inc. - A *	227,467	16,802,987
The Kraft Heinz Co.	399,468	14,708,412
Unity Software, Inc. *	101,746	12,845,432
Visa, Inc. - A	157,845	35,159,974
		190,095,825
Mexico — 2.37%
Grupo Financiero Banorte SAB de CV - O	6,027,430	38,629,398
Grupo Televisa SAB - SP ADR [2]	408,216	4,482,212
	Shares, Principal Amount, or Number of Contracts	Value
Wal-Mart de Mexico SAB de CV	4,518,963	$15,313,880
		58,425,490
Canada — 1.22%
Nutrien Ltd. [2]	462,227	29,966,176
Total NORTH AMERICA (Cost $253,883,985)		278,487,491
SOUTH AMERICA — 5.93%
Brazil — 3.16%
Banco BTG Pactual SA *	6,214,170	28,527,613
Hapvida Participacoes e Investimentos SA [1]	3,379,900	8,434,622
Locaweb Servicos de Internet SA 1,*	2,158,487	9,076,684
Pagseguro Digital Ltd. - A 2,*	250,608	12,961,446
Sendas Distribuidora SA	3,459,840	12,179,247
TOTVS SA	979,868	6,484,771
		77,664,383
Uruguay — 1.66%
Dlocal Ltd. 2,*	323,655	17,658,617
Globant SA 2,*	82,654	23,226,600
		40,885,217
Argentina — 1.11%
MercadoLibre, Inc. 2,*	16,281	27,342,312
Total SOUTH AMERICA (Cost $140,907,498)		145,891,912
AFRICA — 0.69%
South Africa — 0.69%
Capitec Bank Holdings Ltd.	139,838	16,892,458
Total AFRICA (Cost $13,574,947)		16,892,458
MIDDLE EAST — 0.48%
Saudi Arabia — 0.48%
Saudi Arabian Oil Co. [1]	1,234,437	11,838,330
Total MIDDLE EAST (Cost $11,711,202)		11,838,330
Total COMMON STOCKS (Cost $1,780,826,363)		2,296,863,467

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 6.43%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [3] (Cost $158,099,910)	158,099,910	$158,099,910

TOTAL INVESTMENTS (Cost $1,938,926,273)	99.81%	$2,454,963,377
Other Assets In Excess of Liabilities	0.19%	4,671,141
Net Assets	100.00%	$2,459,634,518

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $74,375,936, which represents 3% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of September 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 92.44%
FAR EAST — 74.74%
India — 28.05%
Apollo Hospitals Enterprise Ltd.	11,963	$719,946
Ashok Leyland Ltd.	331,255	593,592
AU Small Finance Bank Ltd. 1,*	37,268	583,006
Birlasoft Ltd.	246,660	1,350,861
Burger King India Ltd. *	432,296	941,703
Clean Science & Technology Ltd. *	19,802	546,154
Crompton Greaves Consumer Electricals Ltd.	190,577	1,227,910
Dixon Technologies India Ltd.	18,212	1,124,025
Dr Lal PathLabs Ltd. [1]	13,955	688,917
Godrej Properties Ltd. *	49,388	1,531,061
ICICI Securities Ltd. [1]	54,917	559,334
IndiaMart InterMesh Ltd. [1]	12,942	1,453,299
Indraprastha Gas Ltd.	219,631	1,572,443
Info Edge India Ltd.	9,714	838,455
Jindal Steel & Power Ltd. *	167,228	868,844
JK Cement Ltd.	26,640	1,113,816
Jubilant Foodworks Ltd.	12,934	702,326
Jubilant Ingrevia Ltd.	77,741	783,946
Kaveri Seed Co. Ltd.	62,505	486,033
Max Healthcare Institute Ltd. *	389,770	1,880,381
Oberoi Realty Ltd. *	109,063	1,408,799
Radico Khaitan Ltd.	96,784	1,146,688
Relaxo Footwears Ltd.	55,501	849,150
Sobha Ltd.	114,405	1,211,443
Sona Blw Precision Forgings Ltd. 1,*	224,946	1,698,507
SRF Ltd.	8,704	1,319,478
Syngene International Ltd. 1,*	161,664	1,305,274
Varun Beverages Ltd.	149,207	1,798,316
Vijaya Diagnostic Centre Private Ltd. *	188,328	1,446,062
		31,749,769
China — 18.92%
Airtac International Group	25,000	777,800
Akeso, Inc. 1,*	156,000	853,820
Aluminum Corp. of China Ltd. - H *	1,370,000	1,017,611
Amoy Diagnostics Co. Ltd. - A	83,463	1,033,581
Centre Testing International Group Co. Ltd. - A	189,500	742,849
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A	45,981	1,285,765
China National Building Material Co. Ltd. - H	872,000	1,172,987
Estun Automation Co. Ltd. - A	425,078	1,434,254
Gotion High-tech Co. Ltd. - A *	102,500	748,770
	Shares, Principal Amount, or Number of Contracts	Value
Hygeia Healthcare Holdings Co. Ltd. [1]	133,400	$986,873
Longshine Technology Group Co. Ltd. - A	459,625	1,830,078
Maanshan Iron & Steel Co. Ltd. - H	2,464,000	1,118,452
Ming Yang Smart Energy Group Ltd. - A	467,400	1,793,798
Pacific Basin Shipping Ltd.	3,595,000	1,663,902
Silergy Corp.	8,000	1,163,629
Wuhan DR Laser Technology Corp. Ltd. - A	29,600	629,600
Xinyi Energy Holdings Ltd.	1,394,000	808,900
Yantai Jereh Oilfield Services Group Co. Ltd. - A	214,800	1,594,778
Zoomlion Heavy Industry Science and Technology Co. Ltd. - H	859,000	765,452
		21,422,899
Taiwan — 7.12%
Accton Technology Corp.	57,000	537,200
ASPEED Technology, Inc.	13,000	1,070,629
Eclat Textile Co. Ltd.	52,000	1,127,049
Makalot Industrial Co. Ltd.	124,000	1,091,978
Realtek Semiconductor Corp.	32,300	569,058
Sinbon Electronics Co. Ltd.	155,000	1,303,388
Voltronic Power Technology Corp.	29,550	1,801,950
Wiwynn Corp.	18,000	557,385
		8,058,637
Vietnam — 6.28%
Asia Commercial Bank JSC *	495,675	713,983
Dat Xanh Real Estate Services JSC *	1,077,000	1,353,348
FPT Corp.	550,567	2,358,083
Masan Group Corp.	195,900	1,225,870
Military Commercial Joint Stock Bank *	408,757	496,835
SSI Securities Corp.	542,133	961,026
		7,109,145
South Korea — 5.26%
Chunbo Co. Ltd.	7,067	1,549,946
Iljin Materials Co. Ltd.	19,243	1,662,493
LEENO Industrial, Inc.	14,794	2,183,708
Mando Corp. *	11,741	557,851
		5,953,998
Indonesia — 3.33%
Adi Sarana Armada Tbk PT *	7,362,100	1,762,809
Bank Jago Tbk PT *	937,982	986,775
Merdeka Copper Gold Tbk PT *	5,819,600	1,018,534
		3,768,118

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Kazakhstan — 2.63%
Kaspi.KZ JSC [1,2]	17,101	$1,941,818
NAC Kazatomprom JSC - GDR [2]	29,539	1,038,657
		2,980,475
Thailand — 1.49%
Chularat Hospital PCL - NVDR	7,618,000	841,780
Dohome PCL - NVDR	1,209,400	844,985
		1,686,765
Turkey — 0.91%
Coca-Cola Icecek A/S	108,099	1,027,081
Malaysia — 0.75%
Lynas Rare Earths Ltd. *	179,350	848,710
Total FAR EAST (Cost $69,159,008)		84,605,597
SOUTH AMERICA — 9.87%
Brazil — 9.25%
Arezzo Industria e Comercio SA	74,400	1,129,303
Cia Brasileira de Aluminio *	574,200	1,474,051
Locaweb Servicos de Internet SA 1,*	136,000	571,896
Meliuz SA [1]	533,400	580,831
Orizon Valorizacao de Residuos SA *	282,700	1,445,750
Pet Center Comercio e Participacoes SA	216,600	930,715
Petro Rio SA *	282,300	1,298,557
TOTVS SA	190,100	1,258,083
Tres Tentos Agroindustrial SA *	435,192	759,184
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	367,600	1,017,258
		10,465,628
Uruguay — 0.62%
Globant SA 2,*	2,514	706,459
Total SOUTH AMERICA (Cost $9,384,581)		11,172,087
NORTH AMERICA — 5.06%
Mexico — 2.20%
GCC SAB de CV	159,600	1,192,892
Grupo Traxion SAB de CV 1,*	779,000	1,293,333
		2,486,225
United States — 1.69%
Freshworks, Inc. - A *	19,570	835,443
Parade Technologies Ltd.	18,455	1,080,271
		1,915,714
	Shares, Principal Amount, or Number of Contracts	Value
Canada — 1.17%
Ivanhoe Mines Ltd. - A *	207,160	$1,324,804
Total NORTH AMERICA (Cost $5,626,043)		5,726,743
EUROPE — 2.77%
Poland — 1.40%
Dino Polska SA 1,*	18,976	1,584,971
Russia — 0.69%
RusHydro PJSC [2]	70,489,994	784,847
United Kingdom — 0.68%
Ceres Power Holdings PLC *	53,535	769,193
Total EUROPE (Cost $2,242,902)		3,139,011
Total COMMON STOCKS (Cost $86,412,534)		104,643,438
RIGHTS — 0.08%
FAR EAST — 0.08%
Vietnam — 0.08%
SSI Securities Corp. *	406,600	91,222
Total FAR EAST (Cost $0)		91,222
Total RIGHTS (Cost $0)		91,222
SHORT TERM INVESTMENTS — 6.83%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [3] (Cost $7,729,227)	7,729,227	7,729,227

TOTAL INVESTMENTS (Cost $94,141,761)	99.35%	$112,463,887
Other Assets In Excess of Liabilities	0.65%	740,840
Net Assets	100.00%	$113,204,727

GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $14,101,879, which represents 12% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

[3]	7 day current yield as of September 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOVEREIGN BONDS — 16.13%
Brazil — 0.74%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 1/1/31 [1]	2,500,000	$432,206
China — 4.58%
China Government Bond 3.20%, 3/16/24 [1]	1,200,000	188,969
China Government Bond 3.54%, 8/16/28 [1]	2,500,000	405,070
China Government Bond 2.68%, 5/21/30 [1]	7,000,000	1,057,661
China Government Bond 3.27%, 11/19/30 [1]	6,500,000	1,033,568
		2,685,268
Colombia — 0.64%
Colombia Government International Bond 3.13%, 4/15/31 [2]	400,000	374,412
Egypt — 1.67%
Egypt Government Bond 17.00%, 4/3/22 [1]	6,500,000	423,697
Egypt Government International Bond 6.59%, 2/21/28 [2]	550,000	553,725
		977,422
Indonesia — 1.59%
Indonesia Treasury Bond 8.37%, 9/15/26 [1]	3,400,000,000	269,803
Indonesia Treasury Bond 7.00%, 9/15/30 [1]	9,000,000,000	660,576
		930,379
Malaysia — 0.59%
Malaysia Government Bond 3.89%, 8/15/29 [1]	1,400,000	346,209
Mexico — 2.52%
Banco Mercantil del Norte SA 8.37%, (U.S. Treasury Yield Curve Rate CMT 10Y + 776 basis points), 10/14/30 [2,3,4]	300,000	354,294
Mexican Bonos 8.50%, 11/18/38 [1]	11,000,000	568,060
Mexico Government International Bond 4.50%, 4/22/29 [2]	260,000	291,964
Petroleos Mexicanos 6.50%, 3/13/27 [2]	250,000	264,028
		1,478,346
Nigeria — 0.52%
Nigeria Government International Bond 7.14%, 2/23/30 [2]	300,000	306,671
	Shares, Principal Amount, or Number of Contracts	Value
Peru — 0.85%
Peruvian Government International Bond 6.95%, 8/12/31 [1]	2,000,000	$501,477
Saudi Arabia — 0.70%
Saudi Government International Bond 2.75%, 2/3/32 [2]	400,000	411,882
South Africa — 0.46%
Republic of South Africa Government Bond 8.50%, 1/31/37 [1]	4,900,000	272,954
Turkey — 0.48%
Turkey Government International Bond 5.95%, 1/15/31 [2]	300,000	283,628
Ukraine — 0.79%
Ukraine Government International Bond 7.37%, 9/25/32 [2]	450,000	461,826
Total SOVEREIGN BONDS (Cost $9,409,501)		9,462,680
COMMON STOCKS — 79.31%
Argentina — 0.68%
MercadoLibre, Inc. 2,5,*	237	398,018
Brazil — 1.98%
Locaweb Servicos de Internet SA 6,*	109,965	462,415
Pagseguro Digital Ltd. - A 2,5,*	9,065	468,842
Tres Tentos Agroindustrial SA *	133,474	232,843
		1,164,100
Canada — 0.66%
Nutrien Ltd. [2,5]	6,002	389,110
China — 19.27%
AIA Group Ltd.	21,612	248,633
Alibaba Group Holding Ltd. *	28,413	526,037
Aluminum Corp. of China Ltd. - H *	584,000	433,785
Baidu, Inc. - SP ADR 2,5,*	2,489	382,684
Burning Rock Biotech Ltd. - ADR 2,5,*	12,232	218,708
BYD Co. Ltd. - H	14,061	437,050
China Merchants Bank Co. Ltd. - H	61,259	487,508
China Resources Beer Holdings Co. Ltd.	75,810	560,694
Contemporary Amperex Technology Co. Ltd. - A	6,955	563,486
East Money Information Co. Ltd. - A	165,322	874,113
Fuyao Glass Industry Group Co. Ltd. - H [6]	47,247	251,305

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
JD Health International, Inc. 6,*	172	$1,658
JD.com, Inc. - ADR 2,5,*	4,270	308,465
Kingdee International Software Group Co. Ltd. *	148,359	493,985
Li Ning Co. Ltd.	49,684	572,645
Meituan - B 6,*	13,256	423,151
NIO, Inc. - ADR 2,5,*	15,372	547,704
Sangfor Technologies, Inc. - A	9,700	352,329
Sungrow Power Supply Co. Ltd. - A	13,470	306,137
Tencent Holdings Ltd.	36,153	2,158,289
Wuxi Biologics Cayman, Inc. 6,*	42,186	684,269
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A	8,072	471,420
		11,304,055
Czech Republic — 1.39%
Komercni banka A/S *	20,195	817,779
France — 0.98%
L'Oreal SA	1,389	574,774
India — 10.95%
Apollo Hospitals Enterprise Ltd.	7,102	427,406
Ashok Leyland Ltd.	175,535	314,550
Asian Paints Ltd.	8,053	351,037
HDFC Bank Ltd. - ADR [2,5]	9,539	697,206
Hindustan Unilever Ltd.	13,836	503,108
Housing Development Finance Corp. Ltd.	10,109	373,607
ICICI Bank Ltd. - SP ADR [2,5]	45,220	853,301
Indraprastha Gas Ltd.	34,299	245,563
Power Grid Corp. of India Ltd.	167,823	427,910
Reliance Industries Ltd.	30,467	1,031,150
SBI Cards & Payment Services Ltd. *	46,590	642,562
Tech Mahindra Ltd.	30,041	556,180
		6,423,580
Indonesia — 2.16%
Bank Central Asia Tbk PT	349,049	850,185
Bank Jago Tbk PT *	398,378	419,101
		1,269,286
Japan — 1.31%
FANUC Corp.	2,091	458,477
Tokyo Electron Ltd.	700	309,245
		767,722
Kazakhstan — 1.92%
Kaspi.KZ JSC [2,6]	6,419	728,877
NAC Kazatomprom JSC - GDR [2]	11,303	397,439
		1,126,316
Malaysia — 0.58%
Lynas Rare Earths Ltd. *	72,418	342,692
	Shares, Principal Amount, or Number of Contracts	Value
Mexico — 1.03%
Grupo Financiero Banorte SAB de CV - O	94,271	$604,177
Netherlands — 1.12%
ASML Holding NV	876	654,423
Russia — 4.39%
Alrosa PJSC [2]	161,376	294,927
LUKOIL PJSC - SP ADR [2]	10,906	1,035,790
Sberbank of Russia PJSC - SP ADR [2]	41,924	781,612
Yandex NV - A 2,5,*	5,790	461,405
		2,573,734
Saudi Arabia — 0.96%
Saudi Arabian Oil Co. [6]	58,622	562,189
Singapore — 1.51%
Sea Ltd. - ADR 2,5,*	2,776	884,794
South Korea — 9.98%
Hankook Tire & Technology Co. Ltd.	8,945	324,161
Kakao Corp.	3,129	307,731
KakaoBank Corp. *	590	34,084
KB Financial Group, Inc.	5,191	241,421
Kia Corp.	6,212	419,537
LEENO Industrial, Inc.	4,257	628,365
Macquarie Korea Infrastructure Fund	44,563	481,596
Mando Corp. *	4,927	234,097
Samsung Electronics Co. Ltd.	37,029	2,295,598
Samsung SDI Co. Ltd.	779	464,845
SK Innovation Co. Ltd. *	1,926	424,029
		5,855,464
Taiwan — 10.79%
Chailease Holding Co. Ltd.	99,000	869,428
Delta Electronics, Inc.	35,986	322,441
Hon Hai Precision Industry Co. Ltd.	121,103	452,030
MediaTek, Inc.	13,717	441,516
Sinbon Electronics Co. Ltd.	40,136	337,502
Taiwan Semiconductor Manufacturing Co. Ltd.	177,668	3,674,545
Unimicron Technology Corp.	50,311	235,413
		6,332,875
United States — 6.07%
Freeport-McMoRan, Inc. [5]	14,394	468,237
Freshworks, Inc. - A 5,*	6,716	286,706
Liberty Media Corp.-Liberty Formula One - C 5,*	14,535	747,244
MELI Kaszek Pioneer Corp. - A *	6,643	73,405
NVIDIA Corp. [5]	3,892	806,267
ROBLOX Corp. - A 5,*	5,022	379,412

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Unity Software, Inc. 5,*	2,480	$313,100
Visa, Inc. - A [5]	2,188	487,377
		3,561,748
Uruguay — 1.58%
Dlocal Ltd. 2,5,*	7,778	424,367
Globant SA 2,5,*	1,777	499,355
		923,722
Total COMMON STOCKS (Cost $35,725,242)		46,530,558
PREFERRED STOCKS — 0.89%
Brazil — 0.89%
Gerdau SA - SP ADR 8.33% [2,5,7]	105,716	520,123
Total PREFERRED STOCKS (Cost $420,611)		520,123
SHORT TERM INVESTMENTS — 3.00%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [8] (Cost $1,759,590)	1,759,590	1,759,590

TOTAL INVESTMENTS (Cost $47,314,944)	99.33%	$58,272,951
Other Assets in Excess of Liabilities	0.67%	395,219
Net Assets	100.00%	$58,668,170

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security, par value shown in local currency.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Variable rate security. Rates disclosed as of September 30, 2021.
[5]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[6]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $3,113,864, which represents 5% of Net Assets.
[7]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[8]	7 day current yield as of September 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.83%
EUROPE — 69.09%
United Kingdom — 22.71%
888 Holdings PLC	588,501	$3,409,669
Abcam PLC *	210,734	4,253,466
Aston Martin Lagonda Global Holdings PLC 1,*	83,906	2,162,928
Bellway PLC	53,518	2,360,502
Conduit Holdings Ltd.	386,582	2,460,338
ConvaTec Group PLC [1]	1,209,826	3,521,058
Cranswick PLC	45,033	2,161,870
easyJet PLC *	167,045	1,474,814
Electrocomponents PLC	312,754	4,527,618
Endava PLC - SP ADR 2,*	28,588	3,883,680
Ergomed PLC *	86,900	1,545,576
Fevertree Drinks PLC	88,259	2,769,651
Halfords Group PLC	615,687	2,521,913
IMI PLC	147,148	3,270,944
LivaNova PLC 2,*	44,689	3,538,922
Marks & Spencer Group PLC *	1,433,500	3,518,701
OSB Group PLC	850,970	5,738,718
Pets at Home Group PLC	272,802	1,759,171
Serco Group PLC	1,457,325	2,625,266
Spirax-Sarco Engineering PLC	6,560	1,319,910
Stock Spirits Group PLC	516,389	2,602,072
Synthomer PLC	739,997	4,961,430
The Restaurant Group PLC *	1,881,359	2,613,996
Vesuvius PLC	404,938	2,641,222
Watches of Switzerland Group PLC 1,*	265,251	3,358,529
WH Smith PLC *	88,054	2,022,068
		77,024,032
Germany — 13.45%
Befesa SA [1]	47,959	3,647,465
hGears AG *	35,214	958,568
Hornbach Holding AG & Co. KGaA	44,592	5,781,787
HUGO BOSS AG	72,241	4,327,256
Ibu-Tec Advanced Materials AG *	27,154	1,711,089
PVA TePla AG *	100,833	4,381,813
Scout24 AG [1]	38,570	2,671,457
SGL Carbon SE *	217,289	2,355,244
SUESS MicroTec SE *	138,179	3,556,820
TAG Immobilien AG	71,732	2,097,324
VERBIO Vereinigte BioEnergie AG	71,959	4,726,889
zooplus AG *	16,640	9,386,898
		45,602,610
	Shares, Principal Amount, or Number of Contracts	Value
Denmark — 5.05%
ISS A/S *	187,500	$3,963,158
Matas A/S	265,714	5,008,006
Netcompany Group A/S [1]	38,690	4,462,683
Royal Unibrew A/S	30,654	3,687,123
		17,120,970
France — 4.92%
Coface SA	427,050	5,349,026
IPSOS	95,537	4,341,552
Maisons du Monde SA [1]	74,281	1,497,543
Virbac SA	12,842	5,506,991
		16,695,112
Switzerland — 4.66%
Belimo Holding AG	5,455	2,879,239
Flughafen Zurich AG *	16,708	2,976,761
Montana Aerospace AG 1,*	78,302	2,792,632
PolyPeptide Group AG 1,*	18,225	2,316,593
Tecan Group AG	8,521	4,826,156
		15,791,381
Austria — 3.06%
AT&S Austria Technologie & Systemtechnik AG	90,286	3,424,604
BAWAG Group AG 1,*	109,649	6,939,315
		10,363,919
Netherlands — 3.04%
Accell Group NV *	51,712	2,296,898
Corbion NV	49,039	2,369,358
OCI NV *	191,530	5,658,472
		10,324,728
Sweden — 2.21%
Elekta AB - B	201,391	2,255,384
Kindred Group PLC	153,049	2,295,124
Mekonomen AB *	165,091	2,941,857
		7,492,365
Spain — 2.09%
Almirall SA	270,751	4,294,589
Indra Sistemas SA *	260,411	2,789,440
		7,084,029
Ireland — 1.91%
Glanbia PLC	260,591	4,297,343
James Hardie Industries PLC	61,577	2,184,211
		6,481,554
Finland — 1.60%
Metso Outotec OYJ	432,477	3,946,835
Tokmanni Group Corp.	60,219	1,464,565
		5,411,400
Belgium — 1.55%
Bekaert SA	36,749	1,528,827

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Lotus Bakeries NV	609	$3,738,807
		5,267,634
Poland — 0.98%
CCC SA *	108,765	3,308,208
Iceland — 0.93%
Ossur HF *	450,158	3,148,301
Italy — 0.51%
FinecoBank Banca Fineco SpA *	96,244	1,738,348
Norway — 0.42%
SmartCraft ASA *	569,124	1,416,708
Total EUROPE (Cost $189,146,668)		234,271,299
FAR EAST — 13.04%
Japan — 10.62%
Asics Corp.	202,600	4,633,106
ASKUL Corp.	113,150	1,659,144
Capcom Co. Ltd.	48,000	1,333,734
Fujitec Co. Ltd.	151,850	3,537,986
IDOM, Inc.	221,200	1,993,252
MINEBEA MITSUMI, Inc.	85,454	2,176,327
MISUMI Group, Inc.	118,100	5,025,045
Nichias Corp.	71,230	1,737,925
Pola Orbis Holdings, Inc.	149,300	3,436,554
Takeuchi Manufacturing Co. Ltd.	108,700	2,503,423
THK Co. Ltd.	102,723	2,254,138
Tokai Carbon Co. Ltd.	181,400	2,318,920
ZOZO, Inc.	90,500	3,390,583
		36,000,137
Taiwan — 1.10%
Giant Manufacturing Co. Ltd.	328,589	3,725,544
Australia — 0.91%
NEXTDC Ltd. *	364,002	3,100,731
South Korea — 0.41%
Douzone Bizon Co. Ltd.	17,298	1,389,614
Total FAR EAST (Cost $37,215,727)		44,216,026
NORTH AMERICA — 10.29%
Canada — 9.64%
Altus Group Ltd.	91,455	4,462,276
Boardwalk REIT	74,774	2,791,775
Converge Technology Solutions Corp. *	551,888	4,514,101
Docebo, Inc. *	51,066	3,728,955
Intertape Polymer Group, Inc.	190,025	4,133,261
K92 Mining, Inc. *	396,854	1,908,133
Kinaxis, Inc. *	42,811	6,176,600
Parkland Corp.	76,023	2,136,159
	Shares, Principal Amount, or Number of Contracts	Value
TELUS International CDA, Inc. 2,*	54,010	$1,890,890
Tidewater Renewables Ltd. *	84,414	963,703
		32,705,853
Mexico — 0.42%
GCC SAB de CV	190,986	1,427,480
United States — 0.23%
MaxCyte, Inc. *	63,067	769,091
Total NORTH AMERICA (Cost $32,812,815)		34,902,424
SOUTH AMERICA — 2.41%
Brazil — 2.41%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	499,400	1,641,511
Embraer SA *	732,400	3,112,103
Iochpe Maxion SA *	1,054,225	3,420,678
		8,174,292
Total SOUTH AMERICA (Cost $8,016,930)		8,174,292
MIDDLE EAST — 1.00%
Israel — 1.00%
Kornit Digital Ltd. 2,*	23,477	3,398,061
Total MIDDLE EAST (Cost $1,373,927)		3,398,061
Total COMMON STOCKS (Cost $268,566,067)		324,962,102
PREFERRED STOCKS — 0.46%
SOUTH AMERICA — 0.46%
Brazil — 0.46%
Azul SA *	233,600	1,561,408
Total SOUTH AMERICA (Cost $2,180,066)		1,561,408
Total PREFERRED STOCKS (Cost $2,180,066)		1,561,408

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 3.57%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [3] (Cost $12,096,567)	12,096,567	$12,096,567

TOTAL INVESTMENTS (Cost $282,842,700)	99.86%	$338,620,077
Other Assets In Excess of Liabilities	0.14%	462,010
Net Assets	100.00%	$339,082,087

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $33,370,203, which represents 10% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of September 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.23%
HEALTH CARE — 30.42%
Biotechnology — 17.95%
Apellis Pharmaceuticals, Inc. *	40,621	$1,338,868
Applied Therapeutics, Inc. *	70,636	1,172,558
Avid Bioservices, Inc. *	187,896	4,052,917
Biomea Fusion, Inc. *	64,128	767,612
C4 Therapeutics, Inc. *	55,728	2,489,927
Celldex Therapeutics, Inc. *	81,140	4,380,748
Centessa Pharmaceuticals PLC - ADR 1,*	77,847	1,300,045
Crinetics Pharmaceuticals, Inc. *	196,319	4,132,515
Cytokinetics, Inc. *	191,924	6,859,364
Day One Biopharmaceuticals, Inc. *	63,534	1,507,662
Dynavax Technologies Corp. *	119,264	2,291,061
Elevation Oncology, Inc. *	47,351	368,864
Imago Biosciences, Inc. *	55,900	1,119,677
Intellia Therapeutics, Inc. *	25,631	3,438,399
IVERIC bio, Inc. *	115,445	1,874,827
Kymera Therapeutics, Inc. *	34,266	2,012,785
MaxCyte, Inc. *	118,730	1,449,693
Merus NV 1,*	79,959	1,759,098
Morphic Holding, Inc. *	33,249	1,883,223
Natera, Inc. *	51,168	5,702,162
Nuvalent, Inc. - A *	94,976	2,141,709
ProQR Therapeutics NV 1,*	263,029	2,201,553
Relay Therapeutics, Inc. *	151,588	4,779,570
SpringWorks Therapeutics, Inc. *	82,040	5,204,617
VectivBio Holding AG 1,*	66,592	514,423
Xenon Pharmaceuticals, Inc. 1,*	148,945	2,275,880
		67,019,757
Health Care Equipment & Supplies — 4.60%
Alphatec Holdings, Inc. *	228,818	2,789,291
Axonics, Inc. *	55,267	3,597,329
CryoPort, Inc. *	72,724	4,836,873
Cutera, Inc. *	22,518	1,049,339
SeaSpine Holdings Corp. *	138,159	2,173,241
SI-BONE, Inc. *	69,549	1,489,740
Treace Medical Concepts, Inc. *	45,975	1,236,727
		17,172,540
Health Care Technology — 3.36%
Inspire Medical Systems, Inc. *	11,146	2,595,680
OptimizeRx Corp. *	67,043	5,735,529
Phreesia, Inc. *	55,220	3,407,074
Sophia Genetics SA 1,*	45,435	796,476
		12,534,759
Health Care Providers & Services — 2.38%
Castle Biosciences, Inc. *	52,740	3,507,210
	Shares, Principal Amount, or Number of Contracts	Value
Cross Country Healthcare, Inc. *	180,065	$3,824,581
RadNet, Inc. *	52,639	1,542,849
		8,874,640
Pharmaceuticals — 1.55%
DICE Therapeutics, Inc. *	94,413	3,092,026
EyePoint Pharmaceuticals, Inc. *	110,643	1,152,900
Revance Therapeutics, Inc. *	56,143	1,564,144
		5,809,070
Life Sciences Tools & Services — 0.58%
NeoGenomics, Inc. *	45,177	2,179,338
Total HEALTH CARE (Cost $80,976,780)		113,590,104
INFORMATION TECHNOLOGY — 18.47%
Semiconductors & Semiconductor Equipment — 6.04%
Axcelis Technologies, Inc. *	76,541	3,599,723
Camtek Ltd. 1,*	108,914	4,412,106
Impinj, Inc. *	96,927	5,537,440
SiTime Corp. *	25,842	5,276,161
SMART Global Holdings, Inc. *	41,211	1,833,889
Ultra Clean Holdings, Inc. *	44,950	1,914,870
		22,574,189
Communications Equipment — 4.61%
Aviat Networks, Inc. *	80,076	2,631,297
Calix, Inc. *	141,624	7,000,474
Cambium Networks Corp. *	82,650	2,991,104
Clearfield, Inc. *	65,716	2,901,362
Sierra Wireless, Inc. 1,*	110,072	1,706,116
		17,230,353
Software — 4.28%
ChannelAdvisor Corp. *	220,582	5,565,284
Couchbase, Inc. *	127,726	3,973,556
Docebo, Inc. 1,*	69,424	5,053,373
Kaltura, Inc. *	133,927	1,378,108
		15,970,321
IT Services — 3.54%
Endava PLC - SP ADR 1,*	35,267	4,791,022
Grid Dynamics Holdings, Inc. *	287,885	8,412,000
		13,203,022
Total INFORMATION TECHNOLOGY (Cost $46,201,348)		68,977,885
CONSUMER DISCRETIONARY — 16.65%
Hotels, Restaurants & Leisure — 6.14%
Bally's Corp. *	42,240	2,117,914
Everi Holdings, Inc. *	288,112	6,966,548
Full House Resorts, Inc. *	259,990	2,758,494
Golden Entertainment, Inc. *	40,226	1,974,694

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Kura Sushi USA, Inc. - A *	34,438	$1,504,252
Lindblad Expeditions Holdings, Inc. *	95,822	1,398,043
NeoGames SA 1,*	79,933	2,935,140
Playa Hotels & Resorts NV *	205,339	1,702,260
Xponential Fitness, Inc. - A *	124,455	1,579,334
		22,936,679
Specialty Retail — 3.09%
Abercrombie & Fitch Co. - A *	40,583	1,527,138
Boot Barn Holdings, Inc. *	83,823	7,449,350
Brilliant Earth Group, Inc. - A *	117,947	1,580,490
The Children's Place, Inc. *	13,085	984,777
		11,541,755
Household Durables — 2.48%
Skyline Champion Corp. *	88,086	5,290,445
The Lovesac Co. *	45,204	2,987,533
VOXX International Corp. *	84,449	966,941
		9,244,919
Internet & Direct Marketing Retail — 1.53%
CarParts.com, Inc. *	94,694	1,478,173
Liquidity Services, Inc. *	103,439	2,235,317
RumbleON, Inc. - B *	50,957	1,986,304
		5,699,794
Auto Components — 1.28%
Modine Manufacturing Co. *	118,613	1,343,885
XPEL, Inc. *	45,484	3,450,416
		4,794,301
Diversified Consumer Services — 0.86%
European Wax Center, Inc. - A *	114,256	3,200,310
Leisure Products — 0.80%
Vista Outdoor, Inc. *	73,952	2,981,005
Distributors — 0.47%
Funko, Inc. - A *	96,517	1,757,575
Total CONSUMER DISCRETIONARY (Cost $44,159,891)		62,156,338
INDUSTRIALS — 9.51%
Machinery — 3.17%
Agrify Corp. *	92,778	1,720,104
Chart Industries, Inc. *	22,940	4,384,064
Energy Recovery, Inc. *	94,163	1,791,922
The Shyft Group, Inc.	103,940	3,950,759
		11,846,849
Commercial Services & Supplies — 1.69%
Montrose Environmental Group, Inc. *	87,704	5,414,845
Performant Financial Corp. *	229,357	908,254
		6,323,099
	Shares, Principal Amount, or Number of Contracts	Value
Aerospace & Defense — 1.62%
Byrna Technologies, Inc. *	59,451	$1,299,599
Embraer SA - SP ADR 1,*	279,602	4,753,234
		6,052,833
Electrical Equipment — 1.24%
Stem, Inc. *	56,150	1,341,424
Vicor Corp. *	24,333	3,264,515
		4,605,939
Construction & Engineering — 0.64%
NV5 Global, Inc. *	24,223	2,387,661
Airlines — 0.60%
Sun Country Airlines Holdings, Inc. *	66,514	2,230,879
Trading Companies & Distributors — 0.55%
Karat Packaging, Inc. *	97,409	2,048,511
Total INDUSTRIALS (Cost $21,664,111)		35,495,771
FINANCIALS — 8.50%
Banks — 3.84%
Live Oak Bancshares, Inc.	65,270	4,153,130
Metropolitan Bank Holding Corp. *	42,848	3,612,086
Silvergate Capital Corp. - A *	13,361	1,543,196
Triumph Bancorp, Inc. *	50,261	5,032,634
		14,341,046
Insurance — 2.22%
BRP Group, Inc. - A *	96,501	3,212,518
Goosehead Insurance, Inc. - A	21,454	3,267,230
Midwest Holding, Inc. *	15,174	590,269
Trean Insurance Group, Inc. *	115,907	1,199,637
		8,269,654
Capital Markets — 1.04%
Cowen, Inc. - A	57,518	1,973,442
Open Lending Corp. - A *	52,380	1,889,347
		3,862,789
Thrifts & Mortgage Finance — 0.92%
Meta Financial Group, Inc.	65,763	3,451,242
Holding Companies - Diversified — 0.48%
CM Life Sciences III, Inc. 2,*	172,879	1,802,264
Total FINANCIALS (Cost $18,340,974)		31,726,995
CONSUMER STAPLES — 7.75%
Beverages — 3.24%
Celsius Holdings, Inc. *	94,768	8,537,649
The Duckhorn Portfolio, Inc. *	100,655	2,303,993
Zevia PBC - A *	109,837	1,264,224
		12,105,866

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Personal Products — 2.63%
BellRing Brands, Inc. - A *	87,382	$2,686,997
The Beauty Health Co. *	220,097	5,715,919
Thorne HealthTech, Inc. *	165,736	1,433,616
		9,836,532
Food Products — 1.35%
Sovos Brands, Inc. *	210,402	2,935,108
SunOpta, Inc. 1,*	233,458	2,084,780
		5,019,888
Tobacco — 0.53%
Turning Point Brands, Inc.	41,383	1,976,038
Total CONSUMER STAPLES (Cost $17,290,249)		28,938,324
ENERGY — 5.90%
Oil, Gas & Consumable Fuels — 4.18%
Aemetis, Inc. *	141,010	2,577,663
Bonanza Creek Energy, Inc.	57,629	2,760,429
Energy Fuels, Inc. *	332,473	2,333,960
Green Plains, Inc. *	139,606	4,558,136
Matador Resources Co.	89,065	3,388,033
		15,618,221
Energy Equipment & Services — 1.72%
Aspen Aerogels, Inc. *	139,567	6,421,478
Total ENERGY (Cost $14,122,991)		22,039,699
COMMUNICATION SERVICES — 1.30%
Media — 0.85%
Perion Network Ltd. 1,*	183,297	3,176,537
Entertainment — 0.45%
Chicken Soup For The Soul Entertainment, Inc. *	48,399	1,106,885
Motorsport Games, Inc. - A *	40,773	581,423
		1,688,308
Total COMMUNICATION SERVICES (Cost $5,673,668)		4,864,845
MATERIALS — 0.73%
Containers & Packaging — 0.73%
Ranpak Holdings Corp. *	102,313	2,744,035
Total MATERIALS (Cost $2,225,701)		2,744,035
Total COMMON STOCKS (Cost $250,655,713)		370,533,996
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 0.78%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [3] (Cost $2,924,601)	2,924,601	$2,924,601

TOTAL INVESTMENTS (Cost $253,580,314)	100.01%	$373,458,597
Liabilities In Excess of Other Assets	(0.01)%	(48,940)
Net Assets	100.00%	$373,409,657

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	7 day current yield as of September 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.49%
INFORMATION TECHNOLOGY — 24.55%
Software — 10.29%
ChannelAdvisor Corp. *	191,458	$4,830,485
CS Disco, Inc. *	46,311	2,220,149
Docebo, Inc. 1,*	85,538	6,226,311
EngageSmart, Inc. *	31,857	1,085,050
Freshworks, Inc. - A *	55,762	2,380,480
Jamf Holding Corp. *	80,721	3,109,373
Monday.com Ltd. 1,*	29,155	9,510,361
Sprout Social, Inc. - A *	63,541	7,748,825
Teradata Corp. *	100,680	5,773,998
Varonis Systems, Inc. *	57,798	3,517,008
Zscaler, Inc. *	20,176	5,290,551
		51,692,591
Semiconductors & Semiconductor Equipment — 9.09%
Ambarella, Inc. *	87,731	13,663,226
Axcelis Technologies, Inc. *	107,965	5,077,594
Lattice Semiconductor Corp. *	131,815	8,521,840
MaxLinear, Inc. *	74,390	3,663,707
SiTime Corp. *	30,936	6,316,203
Synaptics, Inc. *	33,392	6,001,544
Ultra Clean Holdings, Inc. *	56,142	2,391,649
		45,635,763
IT Services — 2.82%
Endava PLC - SP ADR 1,*	46,898	6,371,093
Flywire Corp. *	49,803	2,183,364
Grid Dynamics Holdings, Inc. *	192,402	5,621,986
		14,176,443
Communications Equipment — 2.35%
Calix, Inc. *	164,910	8,151,501
Cambium Networks Corp. *	100,939	3,652,983
		11,804,484
Total INFORMATION TECHNOLOGY (Cost $88,526,971)		123,309,281
HEALTH CARE — 23.48%
Biotechnology — 14.11%
Argenx SE - ADR 1,*	10,634	3,211,468
Beam Therapeutics, Inc. *	23,114	2,011,149
Biohaven Pharmaceutical Holding Co. Ltd. *	19,671	2,732,499
Blueprint Medicines Corp. *	27,467	2,823,882
C4 Therapeutics, Inc. *	54,727	2,445,202
Centessa Pharmaceuticals PLC - ADR 1,*	105,019	1,753,817
Crinetics Pharmaceuticals, Inc. *	57,541	1,211,238
Cytokinetics, Inc. *	195,853	6,999,786
Halozyme Therapeutics, Inc. *	140,704	5,723,839
	Shares, Principal Amount, or Number of Contracts	Value
Intellia Therapeutics, Inc. *	37,050	$4,970,257
Invitae Corp. *	94,318	2,681,461
Kymera Therapeutics, Inc. *	43,224	2,538,978
Mirati Therapeutics, Inc. *	22,245	3,935,363
Morphic Holding, Inc. *	47,345	2,681,621
Natera, Inc. *	84,147	9,377,342
Nuvalent, Inc. - A *	102,313	2,307,158
Relay Therapeutics, Inc. *	195,389	6,160,615
SpringWorks Therapeutics, Inc. *	115,297	7,314,442
		70,880,117
Life Sciences Tools & Services — 3.85%
Cytek Biosciences, Inc. *	110,894	2,374,241
Maravai LifeSciences Holdings, Inc. - A *	73,447	3,604,779
Medpace Holdings, Inc. *	31,853	6,029,136
NeoGenomics, Inc. *	73,935	3,566,624
Repligen Corp. *	13,084	3,781,145
		19,355,925
Health Care Equipment & Supplies — 2.03%
AtriCure, Inc. *	34,046	2,367,899
Inmode Ltd. 1,*	17,747	2,829,759
Shockwave Medical, Inc. *	24,326	5,008,237
		10,205,895
Health Care Providers & Services — 1.73%
AMN Healthcare Services, Inc. *	75,524	8,666,379
Health Care Technology — 0.93%
Inspire Medical Systems, Inc. *	19,961	4,648,518
Pharmaceuticals — 0.83%
DICE Therapeutics, Inc. *	127,057	4,161,117
Total HEALTH CARE (Cost $85,769,371)		117,917,951
INDUSTRIALS — 21.53%
Machinery — 5.89%
Chart Industries, Inc. *	32,656	6,240,888
Evoqua Water Technologies Corp. *	124,599	4,679,938
Gates Industrial Corp. PLC *	327,561	5,329,418
Kornit Digital Ltd. 1,*	53,188	7,698,431
The Shyft Group, Inc.	148,582	5,647,602
		29,596,277
Electrical Equipment — 3.13%
Atkore, Inc. *	51,021	4,434,745
Generac Holdings, Inc. *	9,534	3,896,260
Vicor Corp. *	54,975	7,375,446
		15,706,451
Professional Services — 2.49%
Exponent, Inc.	35,594	4,027,461
First Advantage Corp. *	102,346	1,949,691

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Korn Ferry	50,747	$3,672,053
Legalzoom.com, Inc. *	107,377	2,834,753
		12,483,958
Commercial Services & Supplies — 2.21%
Clean Harbors, Inc. *	40,824	4,240,389
Montrose Environmental Group, Inc. *	48,914	3,019,950
Tetra Tech, Inc.	25,870	3,863,426
		11,123,765
Trading Companies & Distributors — 2.20%
Core & Main, Inc. - A *	155,873	4,085,431
GMS, Inc. *	30,184	1,322,059
Herc Holdings, Inc. *	34,386	5,620,736
		11,028,226
Road & Rail — 2.04%
Avis Budget Group, Inc. *	46,203	5,383,112
Saia, Inc. *	20,375	4,849,861
		10,232,973
Airlines — 1.09%
Allegiant Travel Co. *	13,705	2,679,053
Sun Country Airlines Holdings, Inc. *	83,204	2,790,662
		5,469,715
Aerospace & Defense — 1.07%
Axon Enterprise, Inc. *	30,719	5,376,439
Construction & Engineering — 0.91%
Ameresco, Inc. - A *	34,361	2,007,713
WillScot Mobile Mini Holdings Corp. *	80,895	2,565,990
		4,573,703
Building Products — 0.50%
Trex Co., Inc. *	24,819	2,529,801
Total INDUSTRIALS (Cost $83,646,174)		108,121,308
CONSUMER DISCRETIONARY — 12.53%
Hotels, Restaurants & Leisure — 4.10%
Bally's Corp. *	40,361	2,023,701
Caesars Entertainment, Inc. *	51,698	5,804,651
Dutch Bros, Inc. - A *	69,566	3,013,599
Krispy Kreme, Inc. *	151,983	2,127,762
SeaWorld Entertainment, Inc. *	71,618	3,961,908
Six Flags Entertainment Corp. *	85,395	3,629,287
		20,560,908
Textiles, Apparel & Luxury Goods — 3.01%
Crocs, Inc. *	83,120	11,926,058
Deckers Outdoor Corp. *	8,827	3,179,485
		15,105,543
	Shares, Principal Amount, or Number of Contracts	Value
Auto Components — 1.29%
Fox Factory Holding Corp. *	18,264	$2,639,879
Gentherm, Inc. *	47,370	3,833,654
		6,473,533
Specialty Retail — 1.25%
Boot Barn Holdings, Inc. *	70,790	6,291,107
Household Durables — 1.25%
Skyline Champion Corp. *	104,133	6,254,228
Leisure Products — 1.13%
Callaway Golf Co. *	105,449	2,913,556
Hayward Holdings, Inc. *	124,773	2,774,952
		5,688,508
Internet & Direct Marketing Retail — 0.50%
Revolve Group, Inc. *	40,813	2,521,019
Total CONSUMER DISCRETIONARY (Cost $43,588,228)		62,894,846
FINANCIALS — 4.54%
Banks — 2.27%
Live Oak Bancshares, Inc.	64,484	4,103,117
Triumph Bancorp, Inc. *	73,035	7,312,994
		11,416,111
Capital Markets — 1.72%
CI Financial Corp.	194,901	3,970,133
Open Lending Corp. - A *	69,185	2,495,503
StepStone Group, Inc. - A	50,565	2,156,092
		8,621,728
Insurance — 0.55%
BRP Group, Inc. - A *	82,923	2,760,507
Total FINANCIALS (Cost $17,025,526)		22,798,346
CONSUMER STAPLES — 4.50%
Beverages — 3.01%
Celsius Holdings, Inc. *	128,212	11,550,619
The Duckhorn Portfolio, Inc. *	156,709	3,587,069
		15,137,688
Personal Products — 1.02%
The Beauty Health Co. *	197,789	5,136,580
Food Products — 0.47%
Freshpet, Inc. *	16,411	2,341,686
Total CONSUMER STAPLES (Cost $14,270,916)		22,615,954
MATERIALS — 3.72%
Metals & Mining — 1.87%
Cleveland-Cliffs, Inc. *	202,407	4,009,682
MP Materials Corp. *	167,351	5,393,723
		9,403,405

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Chemicals — 1.06%
Livent Corp. *	231,132	$5,341,461
Construction Materials — 0.79%
Summit Materials, Inc. - A *	123,629	3,952,419
Total MATERIALS (Cost $17,658,320)		18,697,285
ENERGY — 3.18%
Oil, Gas & Consumable Fuels — 2.47%
Cameco Corp.	116,890	2,540,020
Green Plains, Inc. *	65,320	2,132,698
Magnolia Oil & Gas Corp. - A	263,360	4,685,174
Matador Resources Co.	80,324	3,055,525
		12,413,417
Energy Equipment & Services — 0.71%
Aspen Aerogels, Inc. *	76,633	3,525,884
Total ENERGY (Cost $13,669,969)		15,939,301
COMMUNICATION SERVICES — 0.87%
Interactive Media & Services — 0.87%
ZipRecruiter, Inc. - A *	158,579	4,376,780
Total COMMUNICATION SERVICES (Cost $4,091,945)		4,376,780
REAL ESTATE — 0.59%
Real Estate Management & Development — 0.59%
eXp World Holdings, Inc.	74,879	2,977,938
Total REAL ESTATE (Cost $3,703,330)		2,977,938
Total COMMON STOCKS (Cost $371,950,750)		499,648,990
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 0.56%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.03% [2] (Cost $2,801,801)	2,801,801	$2,801,801

TOTAL INVESTMENTS (Cost $374,752,551)	100.05%	$502,450,791
Liabilities In Excess of Other Assets	(0.05)%	(242,067)
Net Assets	100.00%	$502,208,724

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.28%
INFORMATION TECHNOLOGY — 30.03%
Software — 13.18%
Bill.com Holdings, Inc. *	1,218	$325,145
Docebo, Inc. 1,*	1,498	109,039
Elastic NV *	1,509	224,826
EngageSmart, Inc. *	1,423	48,467
Five9, Inc. *	942	150,475
Freshworks, Inc. - A *	2,613	111,549
HubSpot, Inc. *	428	289,367
Monday.com Ltd. 1,*	1,495	487,669
Sprout Social, Inc. - A *	2,965	361,582
Teradata Corp. *	4,726	271,036
Varonis Systems, Inc. *	2,737	166,547
Zscaler, Inc. *	2,045	536,240
		3,081,942
Semiconductors & Semiconductor Equipment — 8.62%
Ambarella, Inc. *	4,024	626,698
Enphase Energy, Inc. *	1,122	168,266
Lattice Semiconductor Corp. *	4,694	303,467
Monolithic Power Systems, Inc.	264	127,956
ON Semiconductor Corp. *	5,363	245,464
SiTime Corp. *	1,275	260,317
Synaptics, Inc. *	1,574	282,895
		2,015,063
IT Services — 5.81%
Dlocal Ltd. 1,*	1,459	79,603
Endava PLC - SP ADR 1,*	1,744	236,922
EPAM System, Inc. *	243	138,627
Flywire Corp. *	2,347	102,892
Globant SA 1,*	963	270,613
MongoDB, Inc. *	1,125	530,449
		1,359,106
Communications Equipment — 1.53%
Calix, Inc. *	7,258	358,763
Electronic Equipment, Instruments & Components — 0.89%
Trimble, Inc. *	2,545	209,326
Total INFORMATION TECHNOLOGY (Cost $5,228,455)		7,024,200
HEALTH CARE — 24.15%
Biotechnology — 11.79%
Alnylam Pharmaceuticals, Inc. *	794	149,915
Argenx SE - ADR 1,*	600	181,200
Ascendis Pharma A/S - ADR 1,*	487	77,623
Beam Therapeutics, Inc. *	1,121	97,538
Biohaven Pharmaceutical Holding Co. Ltd. *	927	128,769
Blueprint Medicines Corp. *	1,201	123,475
	Shares, Principal Amount, or Number of Contracts	Value
Exact Sciences Corp. *	929	$88,673
Halozyme Therapeutics, Inc. *	4,810	195,671
Horizon Therapeutics PLC *	1,101	120,603
Intellia Therapeutics, Inc. *	1,388	186,200
Invitae Corp. *	4,034	114,687
Kymera Therapeutics, Inc. *	2,174	127,701
Mirati Therapeutics, Inc. *	1,048	185,402
Moderna, Inc. *	362	139,319
Natera, Inc. *	3,640	405,642
Relay Therapeutics, Inc. *	3,609	113,792
SpringWorks Therapeutics, Inc. *	5,075	321,958
		2,758,168
Life Sciences Tools & Services — 5.21%
Bio-Techne Corp.	645	312,548
Maravai LifeSciences Holdings, Inc. - A *	3,175	155,829
Medpace Holdings, Inc. *	1,403	265,560
NeoGenomics, Inc. *	3,584	172,892
PerkinElmer, Inc.	664	115,064
Repligen Corp. *	679	196,224
		1,218,117
Health Care Equipment & Supplies — 3.90%
AtriCure, Inc. *	1,520	105,716
Figs, Inc. - A *	2,639	98,013
Globus Medical, Inc. - A *	1,474	112,938
Insulet Corp. *	1,057	300,431
Shockwave Medical, Inc. *	1,440	296,467
		913,565
Health Care Providers & Services — 1.82%
AMN Healthcare Services, Inc. *	3,702	424,805
Health Care Technology — 0.80%
Inspire Medical Systems, Inc. *	808	188,167
Pharmaceuticals — 0.63%
Arvinas, Inc. *	1,784	146,609
Total HEALTH CARE (Cost $4,852,829)		5,649,431
INDUSTRIALS — 18.87%
Machinery — 4.71%
Chart Industries, Inc. *	1,137	217,292
Gates Industrial Corp. PLC *	13,603	221,321
Kornit Digital Ltd. 1,*	2,214	320,454
Nordson Corp.	498	118,599
The Middleby Corp. *	1,321	225,244
		1,102,910
Electrical Equipment — 3.55%
Acuity Brands, Inc.	661	114,598
Generac Holdings, Inc. *	401	163,877
Regal Beloit Corp.	1,191	179,055

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Vicor Corp. *	2,771	$371,757
		829,287
Trading Companies & Distributors — 2.20%
Core & Main, Inc. - A *	8,835	231,565
United Rentals, Inc. *	511	179,325
Watsco, Inc.	388	102,673
		513,563
Road & Rail — 1.88%
Avis Budget Group, Inc. *	2,137	248,982
Old Dominion Freight Line, Inc.	666	190,463
		439,445
Professional Services — 1.36%
Exponent, Inc.	1,778	201,180
Legalzoom.com, Inc. *	4,462	117,797
		318,977
Air Freight & Logistics — 1.13%
GXO Logistics, Inc. *	1,674	131,308
XPO Logistics, Inc. *	1,674	133,217
		264,525
Aerospace & Defense — 1.12%
Axon Enterprise, Inc. *	1,495	261,655
Construction & Engineering — 1.03%
Quanta Services, Inc.	1,051	119,625
WillScot Mobile Mini Holdings Corp. *	3,794	120,345
		239,970
Commercial Services & Supplies — 0.78%
Tetra Tech, Inc.	1,226	183,091
Building Products — 0.64%
Trex Co., Inc. *	1,464	149,225
Airlines — 0.47%
Alaska Air Group, Inc. *	1,896	111,106
Total INDUSTRIALS (Cost $3,504,432)		4,413,754
CONSUMER DISCRETIONARY — 13.14%
Textiles, Apparel & Luxury Goods — 4.28%
Crocs, Inc. *	3,902	559,859
Deckers Outdoor Corp. *	550	198,110
On Holding AG - A 1,*	3,365	101,387
Under Armour, Inc. - A *	7,005	141,361
		1,000,717
Specialty Retail — 2.55%
Lithia Motors, Inc. - A	437	138,547
RH *	273	182,066
Ulta Beauty, Inc. *	765	276,104
		596,717
	Shares, Principal Amount, or Number of Contracts	Value
Hotels, Restaurants & Leisure — 2.53%
Caesars Entertainment, Inc. *	3,030	$340,208
SeaWorld Entertainment, Inc. *	2,384	131,883
Vail Resorts, Inc. *	355	118,588
		590,679
Auto Components — 1.09%
Fox Factory Holding Corp. *	774	111,874
Gentherm, Inc. *	1,778	143,894
		255,768
Household Durables — 0.83%
Skyline Champion Corp. *	3,245	194,895
Distributors — 0.82%
LKQ Corp. *	3,814	191,920
Internet & Direct Marketing Retail — 0.57%
Revolve Group, Inc. *	2,141	132,250
Leisure Products — 0.47%
Callaway Golf Co. *	4,007	110,713
Total CONSUMER DISCRETIONARY (Cost $2,329,560)		3,073,659
MATERIALS — 3.71%
Metals & Mining — 1.73%
Cleveland-Cliffs, Inc. *	9,810	194,336
MP Materials Corp. *	6,493	209,269
		403,605
Chemicals — 1.26%
Albemarle Corp.	1,350	295,610
Construction Materials — 0.72%
Summit Materials, Inc. - A *	5,301	169,473
Total MATERIALS (Cost $786,417)		868,688
FINANCIALS — 3.00%
Banks — 2.43%
Signature Bank	1,058	288,072
SVB Financial Group *	433	280,099
		568,171
Consumer Finance — 0.57%
Upstart Holdings, Inc. *	420	132,905
Total FINANCIALS (Cost $484,207)		701,076
COMMUNICATION SERVICES — 2.66%
Interactive Media & Services — 2.18%
Snap, Inc. - A *	4,147	306,339
ZipRecruiter, Inc. - A *	7,367	203,329
		509,668

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Entertainment — 0.48%
Roku, Inc. *	358	$112,179
Total COMMUNICATION SERVICES (Cost $394,082)		621,847
ENERGY — 1.94%
Oil, Gas & Consumable Fuels — 1.94%
Cameco Corp. [1]	10,910	237,074
Diamondback Energy, Inc.	2,293	217,079
		454,153
Total ENERGY (Cost $427,679)		454,153
CONSUMER STAPLES — 1.78%
Beverages — 1.30%
Celsius Holdings, Inc. *	3,361	302,792
Personal Products — 0.48%
Olaplex Holdings, Inc. *	4,588	112,406
Total CONSUMER STAPLES (Cost $334,161)		415,198
Total COMMON STOCKS (Cost $18,341,822)		23,222,006
SHORT TERM INVESTMENTS — 1.07%
Northern Institutional Government Portfolio (Shares), 0.00% [2] (Cost $249,753)	249,753	249,753

TOTAL INVESTMENTS (Cost $18,591,575)	100.35%	$23,471,759
Liabilities In Excess of Other Assets	(0.35)%	(82,175)
Net Assets	100.00%	$23,389,584

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE CORPORATE BONDS — 0.35%
Healthcare - Products — 0.35%
Progenity, Inc. 7.25%, 12/1/25 [1]	$1,073,000	$685,949
Total CONVERTIBLE CORPORATE BONDS (Cost $1,116,101)		685,949
CORPORATE BONDS — 15.82%
Auto Manufacturers — 2.90%
Mclaren Finance PLC 7.50%, 8/1/26 [1,2,3]	5,659,000	5,728,323
Diversified Financial Services — 2.19%
Home Point Capital, Inc. 5.00%, 2/1/26 [1]	2,826,000	2,561,826
ILFC E-Capital Trust I 3.46%, 12/21/65 [1,2,4,5,6]	2,189,000	1,773,090
		4,334,916
Entertainment — 3.41%
Cinemark USA, Inc. 5.25%, 7/15/28 [1,2]	6,838,000	6,735,430
Lodging — 1.76%
Arrow Bidco LLC 9.50%, 3/15/24 [1,2]	3,410,000	3,478,200
Oil & Gas — 0.86%
Transocean Pontus Ltd. (Cayman Islands) 6.12%, 8/1/25 [1,3]	1,698,450	1,698,450
Retail — 1.96%
Guitar Center, Inc. 8.50%, 1/15/26 [1,2]	3,600,000	3,861,000
Trucking & Leasing — 2.74%
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/27 [1,2]	4,787,000	5,421,277
Total CORPORATE BONDS (Cost $30,723,863)		31,257,596
COMMON STOCKS — 68.66%
Auto Parts & Equipment — 1.99%
Holley, Inc. *	328,935	3,927,484
Banks — 8.25%
Blue Foundry Bancorp *	259,703	3,581,304
Eastern Bankshares, Inc. [2]	262,717	5,333,155
HarborOne Bancorp, Inc. [2]	244,682	3,435,335
Kearny Financial Corp./MD [2]	317,055	3,940,994
		16,290,788
Biotechnology — 11.97%
Ascendis Pharma A/S - ADR 2,3,*	13,514	2,153,996
Crinetics Pharmaceuticals, Inc. *	198,889	4,186,613
DICE Therapeutics, Inc. *	77,220	2,528,955
	Shares, Principal Amount, or Number of Contracts	Value
Elevation Oncology, Inc. *	366,813	$2,857,476
Relay Therapeutics, Inc. 2,*	159,345	5,024,148
Sema4 Holdings Corp. *	112,852	856,547
SpringWorks Therapeutics, Inc. *	45,000	2,854,800
Trillium Therapeutics, Inc. 3,*	181,633	3,189,476
		23,652,011
Computers — 0.15%
iCAD, Inc. *	27,444	295,023
Diversified Financial Services — 1.86%
Enact Holdings, Inc. *	102,880	2,256,158
OppFi, Inc. *	180,494	1,418,683
		3,674,841
Engineering & Construction — 2.71%
WillScot Mobile Mini Holdings Corp. *	168,662	5,349,959
Entertainment — 4.16%
Golden Entertainment, Inc. 2,*	167,294	8,212,463
Healthcare - Products — 2.11%
Alphatec Holdings, Inc. *	57,772	704,241
Invitae Corp. *	124,795	1,546,210
Itamar Medical Ltd. - SP ADR 3,*	15,477	467,715
SeaSpine Holdings Corp. *	91,750	1,443,227
		4,161,393
Healthcare - Services — 2.03%
SomaLogic, Inc. *	141,171	4,013,492
Holding Companies - Diversified — 16.02%
Class Acceleration Corp. - A 7,*	108,472	1,054,348
CM Life Sciences III, Inc. - A 7,*	133,400	1,323,328
Corazon Capital V838 Monoceros Corp. - A 7,*	189,734	1,840,420
DA32 Life Science Tech Acquisition Corp. - A 7,*	256,200	2,518,446
EJF Acquisition Corp. - A 7,*	330,122	3,255,003
First Light Acquisition Group, Inc. 7,*	386,250	3,839,325
Flag U Founders 3,7,*	24,357	—
Jack Creek Investment Corp. - A 7,*	302,994	2,954,191
L&F Acquisition Corp. - A 7,*	185,742	1,857,420
Live Oak Mobility Acquisition Corp. - A 7,*	174,459	1,687,019
Logistics Innovation Technologies Corp. - A 7,*	192,225	1,853,049
Longview Acquisition Corp. II - A 7,*	257,100	2,542,719
Senior Connect Acquisition Corp. I - A 7,*	190,710	1,863,237
Tekkorp Digital Acquisition Corp. - A 7,*	189,734	1,863,188

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Thayer Ventures Acquisition Corp. - A 7,*	71,467	$722,531
Tishman Speyer Innovation Corp. II - A 7,*	184,448	1,807,590
Z-Work Acquisition Corp. - A 7,*	67,660	659,008
		31,640,822
Media — 1.41%
Altice USA, Inc. - A 2,*	134,395	2,784,664
Metal Fabricate/Hardware — 2.23%
Hillman Solutions Corp. *	368,616	4,397,589
Pharmaceuticals — 3.92%
Curaleaf Holdings, Inc. *	133,228	1,605,397
Cytokinetics, Inc. 2,*	159,882	5,714,183
Merus NV 3,*	19,476	428,472
		7,748,052
Real Estate (REIT's) — 2.01%
Equity Commonwealth [2]	152,840	3,970,783
Savings & Loans — 1.74%
Berkshire Hills Bancorp, Inc.	127,683	3,444,887
Telecommunications — 3.25%
Telephone and Data Systems, Inc.	157,504	3,071,328
T-Mobile US, Inc. 2,*	26,294	3,359,322
		6,430,650
Transportation — 2.85%
Air Transport Services Group, Inc. *	127,400	3,288,194
XPO Logistics, Inc. 2,*	29,442	2,342,994
		5,631,188
Total COMMON STOCKS (Cost $121,382,715)		135,626,089
PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) — 1.86%
Healthcare - Products — 0.83%
SomaLogic, Inc. *		1,630,524
Holding Companies - Diversified — 0.77%
CM Life Sciences III, Inc. - A *		1,527,303
Biotechnology — 0.26%
Sema4 Holdings Corp. *		508,530
Total PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) (Cost $3,525,620)		3,666,357
MASTER LIMITED PARTNERSHIPS — 1.06%
Trucking & Leasing — 1.06%
Fortress Transportation and Infrastructure Investors LLC	82,424	2,091,921
Total MASTER LIMITED PARTNERSHIPS (Cost $1,745,819)		2,091,921
	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 3.05%
Retail — 1.37%
Qurate Retail, Inc. 8.00%, 3/15/31 [8]	25,000	$2,703,750
Telecommunications — 1.68%
Telephone and Data Systems, Inc. 6.63%, [8]	22,999	611,544
Telephone and Data Systems, Inc. 6.00%, [8]	107,525	2,715,006
		3,326,550
Total PREFERRED STOCKS (Cost $5,761,776)		6,030,300
WARRANTS — 0.52%
Class Acceleration Corp., Exp 3/31/2028, Strike $11.50 *	54,236	31,725
CM Life Sciences III, Inc., Exp 12/21/2028, Strike $11.50 *	26,680	57,095
Corazon Capital V838 Monoceros Corp., Exp 12/31/2028, Strike $11.50 *	53,713	40,822
Deep Lake Capital Acquisition Corp., Exp 12/31/2027, Strike $11.50 *	10,795	8,179
EJF Acquisition Corp., Exp 12/31/2027, Strike $11.50 *	110,040	180,466
Jack Creek Investment Corp., Exp 12/31/2027, Strike $11.50 *	151,497	92,565
L&F Acquisition Corp., Exp 5/23/2027, Strike $11.50 *	65,250	38,824
Live Oak Mobility Acquisition Corp., Exp 3/4/2028, Strike $11.50 *	34,891	29,657
Logistics Innovation Technologies Corp., Exp 6/15/2028, Strike $11.50 *	64,075	56,713
Longview Acquisition Corp. II, Exp 5/10/2026, Strike $11.50 *	45,820	59,149
Montes Archimedes Acquisition Corp., Exp 12/31/2025, Strike $11.50 *	117,200	174,628
Senior Connect Acquisition Corp., Exp 12/31/2027, Strike $11.50 *	62,919	44,672
SomaLogic, Inc., Exp 12/31/2027, Strike $11.50 *	22,690	78,280
Tekkorp Digital Acquisition Corp., Exp 01/24/2025, Strike $11.50 *	59,550	53,000
Thayer Ventures Acquisition Corp., Exp 1/1/2030, Strike $11.50 *	35,733	41,093

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2021 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Tishman Speyer Innovation Corp., Exp 12/31/2027, Strike $11.50 *	36,889	$30,987
X4 Pharmaceuticals, Inc., Exp 04/12/2024, Strike $13.20 *	5,547	1,109
Z-Work Acquisition Corp., Exp 12/31/2027, Strike $11.50 *	22,553	14,434
Total WARRANTS (Cost $0)		1,033,398
SHORT TERM INVESTMENTS — 7.30%
Northern Institutional Treasury Portfolio (Premier Class), 0.01% [9] (Cost $14,410,481)	14,410,481	14,410,481

TOTAL INVESTMENTS (Cost $178,666,375)	98.62%	$194,802,091
Other Assets In Excess of Liabilities	1.38%	2,728,343
Net Assets	100.00%	$197,530,434
INVESTMENT SECURITIES SOLD SHORT — (19.27)%
EXCHANGE-TRADED FUNDS — (19.27)%
ARK Genomic Revolution ETF *	(61,461)	(4,592,366)
iShares Biotechnology ETF	(28,860)	(4,666,085)
SPDR S&P Biotech ETF	(161,214)	(20,266,212)
SPDR S&P Regional Banking ETF	(126,055)	(8,540,226)
Total EXCHANGE-TRADED FUNDS (Proceeds $38,373,922)		(38,064,889)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $38,373,922)	(19.27)%	$(38,064,889)

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $31,943,545, which represents 16% of Net Assets.
[2]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.
[5]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[6]	Variable rate security. Rates disclosed as of September 30, 2021.
[7]	Special Purpose Acquisition Company (SPAC).
[8]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[9]	7 day current yield as of September 30, 2021, is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1. All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Emerging Markets Opportunities Fund, and International Small Cap Growth Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of September 30, 2021:
Assets	Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$16,892,458	$16,892,458	$—	$—
Europe
Denmark	12,249,732	—	12,249,732	—
France	22,805,155	—	22,805,155	—
Germany	10,474,400	—	10,474,400	—
Greece	8,950,418	—	8,950,418	—
Hungary	35,361,224	—	35,361,224	—
Netherlands	40,069,128	—	40,069,128	—
Russia	149,960,421	59,932,840	90,027,581	—
Far East
China	625,165,213	62,761,614	562,403,599	—
India	401,644,620	100,840,589	300,804,031	—
Indonesia	46,387,167	—	46,387,167	—
Malaysia	12,702,724	—	12,702,724	—
Philippines	4,738,178	—	4,738,178	—
Singapore	32,549,664	32,549,664	—	—
South Korea	207,173,973	4,919,081	202,254,892	—
Taiwan	213,013,902	150,640,636	62,373,266	—
Turkey	10,508,291	—	10,508,291	—
Vietnam	9,999,066	—	9,999,066	—
Middle East	11,838,330	—	11,838,330	—
North America	278,487,491	278,487,491	—	—
South America	145,891,912	145,891,912	—	—
Short Term Investments	158,099,910	158,099,910	—	—
Total	$2,454,963,377	$1,011,016,195	$1,443,947,182	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of September 30, 2021:
Assets	Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Poland	$1,584,971	$1,584,971	$—	$—
Russia	784,847	784,847	—	—
United Kingdom	769,193	—	769,193	—
Far East
China	21,422,899	—	21,422,899	—
India	31,749,769	1,992,216	29,757,553	—
Indonesia	3,768,118	—	3,768,118	—
Kazakhstan	2,980,475	1,941,818	1,038,657	—
Malaysia	848,710	—	848,710	—
South Korea	5,953,998	—	5,953,998	—
Taiwan	8,058,637	—	8,058,637	—
Thailand	1,686,765	—	1,686,765	—
Turkey	1,027,081	—	1,027,081	—
Vietnam	7,109,145	1,353,348	5,755,797	—
North America
Canada	1,324,804	1,324,804	—	—
Mexico	2,486,225	2,486,225	—	—
United States	1,915,714	835,443	1,080,271	—
South America	11,172,087	11,172,087	—	—
Rights
Far East	91,222	—	91,222	—
Short Term Investments	7,729,227	7,729,227	—	—
Total	$112,463,887	$31,204,986	$81,258,901	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Emerging Markets Opportunities Fund’s investments as of September 30, 2021:
Assets	Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$398,018	$398,018	$—	$—
Brazil	1,164,100	1,164,100	—	—
Canada	389,110	389,110	—	—
China	11,304,055	1,457,561	9,846,494	—
Czech Republic	817,779	—	817,779	—
France	574,774	—	574,774	—
India	6,423,580	1,550,507	4,873,073	—
Indonesia	1,269,286	—	1,269,286	—
Japan	767,722	—	767,722	—
Kazakhstan	1,126,316	728,877	397,439	—
Malaysia	342,692	—	342,692	—
Mexico	604,177	604,177	—	—
Netherlands	654,423	—	654,423	—
Russia	2,573,734	756,332	1,817,402	—
Saudi Arabia	562,189	—	562,189	—
Singapore	884,794	884,794	—	—
South Korea	5,855,464	34,084	5,821,380	—
Taiwan	6,332,875	—	6,332,875	—
United States	3,561,748	3,561,748	—	—
Uruguay	923,722	923,722	—	—
Preferred Stocks	520,123	520,123	—	—
Short Term Investments	1,759,590	1,759,590	—	—
Sovereign Bonds	9,462,680	—	9,462,680	—
Total	$58,272,951	$14,732,743	$43,540,208	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of September 30, 2021:
Assets	Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Austria	$10,363,919	$—	$10,363,919	$—
Belgium	5,267,634	3,738,807	1,528,827	—
Denmark	17,120,970	5,008,006	12,112,964	—
Finland	5,411,400	—	5,411,400	—
France	16,695,112	—	16,695,112	—
Germany	45,602,610	12,056,555	33,546,055	—
Iceland	3,148,301	3,148,301	—	—
Ireland	6,481,554	—	6,481,554	—
Italy	1,738,348	—	1,738,348	—
Netherlands	10,324,728	—	10,324,728	—
Norway	1,416,708	—	1,416,708	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Poland	$3,308,208	$—	$3,308,208	$—
Spain	7,084,029	—	7,084,029	—
Sweden	7,492,365	2,941,857	4,550,508	—
Switzerland	15,791,381	—	15,791,381	—
United Kingdom	77,024,032	36,144,083	40,879,949	—
Far East	44,216,026	—	44,216,026	—
Middle East	3,398,061	3,398,061	—	—
North America	34,902,424	34,902,424	—	—
South America	8,174,292	8,174,292	—	—
Preferred Stocks
South America	1,561,408	1,561,408	—	—
Short Term Investments	12,096,567	12,096,567	—	—
Total	$338,620,077	$123,170,361	$215,449,716	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of September 30, 2021:
Assets*	Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$370,533,996	$370,533,996	$—	$—
Short Term Investments	2,924,601	2,924,601	—	—
Total	$373,458,597	$373,458,597	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of September 30, 2021:
Assets*	Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$499,648,990	$499,648,990	$—	$—
Short Term Investments	2,801,801	2,801,801	—	—
Total	$502,450,791	$502,450,791	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of September 30, 2021:
Assets*	Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$23,222,006	$23,222,006	$—	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets*	Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short Term Investments	$249,753	$249,753	$—	$—
Total	$23,471,759	$23,471,759	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of September 30, 2021:
Assets	Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Auto Parts & Equipment	$3,927,484	$3,927,484	$—	$—
Banks	16,290,788	16,290,788	—	—
Biotechnology	23,652,011	23,652,011	—	—
Computers	295,023	295,023	—	—
Diversified Financial Services	3,674,841	3,674,841	—	—
Engineering & Construction	5,349,959	5,349,959	—	—
Entertainment	8,212,463	8,212,463	—	—
Healthcare - Products	4,161,393	4,161,393	—	—
Healthcare - Services	4,013,492	4,013,492	—	—
Holding Companies - Diversified	31,640,822	27,947,353	3,693,469	—
Media	2,784,664	2,784,664	—	—
Metal Fabricate/Hardware	4,397,589	4,397,589	—	—
Pharmaceuticals	7,748,052	7,748,052	—	—
Real Estate (REIT's)	3,970,783	3,970,783	—	—
Savings & Loans	3,444,887	3,444,887	—	—
Telecommunications	6,430,650	6,430,650	—	—
Transportation	5,631,188	5,631,188	—	—
Convertible Corporate Bonds	685,949	—	685,949	—
Corporate Bonds	31,257,596	—	31,257,596	—
Master Limited Partnerships	2,091,921	2,091,921	—	—
Preferred Stocks	6,030,300	6,030,300	—	—
Private Investment In Public Equity (PIPES)	3,666,357	3,666,357	—	—
Short Term Investments	14,410,481	14,410,481	—	—
Warrants	1,033,398	945,919	87,479	—
Total	$194,802,091	$159,077,598	$35,724,493	$—

Liabilities
Exchange-Traded Funds Sold Short	$(38,064,889)	$(38,064,889)	$—	$—
Total	$(38,064,889)	$(38,064,889)	$—	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:
Investments, at Value
Balance as of December 31, 2020	$2,960,500
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	357,592
Purchases	1,316,000
Sales	—
Transfers in and/or out of Level 3	(4,634,092)
Balance as of September 30, 2021	$—
As of September 30, 2021, none of the Funds held Level 3 assets.
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On September 30, 2021, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Recent Accounting Pronouncements
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
In October 2020, the FASB issued ASU 2020-08, "Codification Improvements to Subtopic 310-20, Receivables - Nonrefundable Fees and Other Costs" ("ASU 2020-08"). This ASU amends FASB ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which provides guidance related to the amortization period for certain purchase callable debt securities held at a premium. ASU 2020-08 addresses premium amortization for callable debt securities with multiple call dates, clarifying that an entity should reevaluate whether a callable debt security purchased at a premium is in scope for each reporting period. ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, and should be applied on a prospective basis as of the beginning of the period of adoption for existing or newly purchased debt securities. At this time, management is still evaluating the implications of these changes on the financial statements.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At September 30, 2021, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At September 30, 2021, the Funds had no such outstanding commitments.
B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2021, through September 30, 2021, the Emerging Markets Opportunities Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2021, through September 30, 2021, the Event Driven Fund primarily utilized: 1) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.
Swap Contracts
The Emerging Markets Opportunities Fund and Event Driven Fund engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and

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broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.
Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.

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Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation). In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

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C. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.
D. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. Other than as presented below, there are no subsequent events that require recognition or disclosure in the financial statements.
As previously disclosed in the Proxy Statement for the Funds, dated May 12, 2021, an interim advisory agreement (“Interim Advisory Agreement”) was put in place with DCM on March 9, 2021 (the “Effective Date”) following a technical change in control which was caused by the death of DCM’s Chairman and controlling owner. The Interim Advisory Agreement terminated following the approval of a new investment advisory agreement between the Trust and DCM by the shareholders of the Funds on July 1, 2021.